Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Investments Accounted for Using the Equity Method

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Investments in associates	$19,662,937	$20,410,983	$622,476
Investments in joint venture	15,377	12,357	377

	$19,678,314	$20,423,340	$622,853

Summary of Investments in Associates Accounted for using the Equity Method
a.	Investments in associates

1)	Investments in associates accounted for using the equity method that w ere not individually material consisted of the following:

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2023	2024
			NT$	NT$	US$ (Note 4)

Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	$10,250,888	$10,317,044	$314,640
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	2,786,339	2,941,982	89,722
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	2,035,230	2,412,818	73,584
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	2,072,314	2,325,475	70,920
MACHVISION,INC. (“MACHVISION”)	Engaged in the manufacturing and trading of non-contact optical inspection equipment	R.O.C.	2,123,368	2,055,590	62,690

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2023	2024
			NT$	NT$	US$ (Note 4)

Chipletz, Inc. (“CHIPLETZ”)	Fabless substrate design house	U.S.A.	$248,209	$255,384	$7,788
Questyle Audio Engineering Co., Ltd. (“QUESTYLE”)	Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading; import and export business	China	72,421	17,798	543
Deca Technologies Inc. (“DECA”)	Holding company with group engaged in the development of wafer level packaging	U.S.A.	53,357	58,100	1,772
Goodcare Holdings Inc. (“GOODCARE”)	Holding company, engaged in operation investment, long-term care and home services business	R.O.C.	20,811	26,792	817
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	(67,703)	(83,098)	(2,534)

			19,595,234	20,327,885	619,942
	Add: Credit balance of investments accounted for using the equity method reclassified to other liabilities		67,703	83,098	2,534

			$19,662,937	$20,410,983	$622,476

2)	At each balance sheet date, the total percentages of ownership held by the Group were as follows:

	December 31
	2023	2024

Yann Yuan	27.94%	27.94%
ChipMOS	10.85%	10.85%
HC	26.22%	26.22%
MU	42.23%	42.23%
MACHVISION	23.08%	23.08%
CHIPLETZ	19.43%	18.74%
HCK	27.31%	27.31%
QUESTYLE	6.67%	6.67%
DECA	17.84%	17.84%
GOODCARE	49.00%	49.00%

Summary of Fair Values of Investments in Associates with Available Published Price Quotation
6)	Fair values (Level 1) of investments in associates with available published price quotation are summarized as follows:

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

ChipMOS	$3,333,964		$2,473,841		$75,445

HC	$1,904,476		$2,601,069		$79,325

Summary of Aggregate Information of Associates that are Not Individually Material
7)	Aggregate information of associates that are not individually material

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

The Group’s share of:
Net income	$1,083,538	$1,091,814		$899,723		$27,439
Other comprehensive income (loss)	(3,082,307)	2,439,733		142,182		4,336

Total comprehensive income (loss)	$(1,998,769)	$3,531,547		$1,041,905		$31,775

Summary Of Investments In Joint Ventures Accounted For Using The Equity Method And Summary Of Aggregate Information Of The Joint Venture That Is Not Individually Material
b.	Investments in joint venture

1)	Investments in joint venture that was not individually material and accounted for using the equity method consisted of the following:

		Operating Location	Carrying Amount as of December 31
Name of Joint Venture	Main Business		2023	2024
			NT$	NT$	US$ (Note 4)

MUtek Electronics Co., Ltd. (“MUtek”)	Engaged in the production and wholesale of electronic products	R.O.C.	$15,377	$12,357	$377

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2023	2024

MUtek	49.00%	49.00%

3)	Information of joint venture that was not individually material

	$	$	$	$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Total net income (loss) and comprehensive income (loss)	$101,839	$(11,214)	$(3,021)	$(92)